DISTRIBUTIONS DISTRIBUTIONS (Tables)	6 Months Ended
Jun. 30, 2026
Distributions [Abstract]
Disclosure of dividends
The following table outlines distributions made to each class of partnership units, including BIPC exchangeable shares and Exchange LP units and class A.2 exchangeable shares that are exchangeable into units, as well as BIPC exchangeable LP units that are exchangeable into BIPC exchangeable shares:

	For the three-month period ended June 30
	2026		2025
US$ MILLIONS EXCEPT PER UNIT INFORMATION	Total	Per Unit	Total	Per Unit
Limited Partners	$208	$0.46	$198	$0.43
General Partner(1)	88		81
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	86	0.46	82	0.43
BIPC exchangeable shares and class A.2 exchangeable shares	62	0.46	57	0.43
Exchangeable units(2)	3	0.46	2	0.43
Preferred unitholders	10	0.31	12	0.29
Perpetual subordinated notes	4	0.32	4	0.32
Total Distributions	$461		$436

	For the six-month period ended June 30
	2026		2025
US$ MILLIONS EXCEPT PER UNIT INFORMATION	Total	Per Unit	Total	Per Unit
Limited Partners	$417	$0.91	$397	$0.86
General Partner(1)	176		162
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	173	0.91	164	0.86
BIPC exchangeable shares	123	0.91	114	0.86
Exchangeable units(2)	5	0.91	4	0.86
Preferred unitholders	20	0.62	24	0.57
Perpetual subordinated notes	8	0.64	8	0.64
Total Distributions	$922		$873
1.Distributions to the General Partner include $87 million and $174 million of incentive distributions for the three and six-month periods ended June 30, 2026 (2025: $80 million and $160 million).
2.Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.